UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy L. Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: June 30, 2007

Item 1.

Proxy Voting Record.

Domini Institutional Social Equity Fund, the sole series of the registrant, is a “feeder fund” and invests its assets in Domini Social Equity Trust, a series of Domini Social Trust.  For the proxy voting record of Domini Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on August 29, 2007, for Domini Social Trust (Investment Company Act File Number: 811-05824; CIK Number: 0000851681).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By: /s/ Amy L. Thornton

Amy L. Thornton

President (Principal Executive Officer)

Date: August 29, 2007